Organization (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash generated from/(used in) operating activities	$ (121,515)	$ (366,226)	$ (588,441)
Effect of foreign exchange rate changes	(343)	8,985	22,420
CASH - BEGINNING OF PERIOD	304,955	663,078	2,117,731
CASH - END OF PERIOD	183,097	304,955	663,078
Beijing Guangwang Hetong [Member]
Net cash generated from/(used in) operating activities	151,836	(40,568)
Effect of foreign exchange rate changes	(184,847)	(11,776)
CASH - BEGINNING OF PERIOD	99,711	152,055
CASH - END OF PERIOD	$ 66,700	$ 99,711	$ 152,055